Annual Total Returns[BarChart] - Invesco VI Equity and Income Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.26%)	12.58%	25.18%	9.03%	(2.29%)	15.12%	11.03%	(9.50%)	20.37%	9.95%